Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Dividends Disclosure [Abstract]
Disclosure of interim dividends paid

(a)	The interim dividends paid for the years ended December 31, 2022, 2023 and 2024 are as follows:

2022
Dividend base date		Amount
March 31, 2022 (1 st Quarter)	Common stock ( ~~W~~ 400 per share)	~~W~~	206,277
	Convertible preferred stock ( ~~W~~ 400 per share)		6,993

		~~W~~	213,270

June 30, 2022 (2 nd Quarter)	Common stock ( ~~W~~ 400 per share)	~~W~~	205,171
	Convertible preferred stock ( ~~W~~ 400 per share)		6,993

		~~W~~	212,164

September 30, 2022 (3 rd Quarter)	Common stock ( ~~W~~ 400 per share)	~~W~~	205,171
	Convertible preferred stock ( ~~W~~ 400 per share)		6,993

		~~W~~	212,164

		~~W~~	637,598

2023
Dividend base date		Amount
March 31, 2023 (1 st Quarter)	Common stock ( ~~W~~ 525 per share)	~~W~~	265,179
	Convertible preferred stock ( ~~W~~ 525 per share)		9,178

		~~W~~	274,357

June 30, 2023 (2 nd Quarter)	Common stock ( ~~W~~ 525 per share)	~~W~~	272,129

September 30, 2023 (3 rd Quarter)	Common stock ( ~~W~~ 525 per share)	~~W~~	270,636

		~~W~~	817,122

2024
Dividend base date		Amount
March 31, 2024 (1 st Quarter)	Common stock ( ~~W~~ 540 per share)	~~W~~	275,069

June 30, 2024 (2 nd Quarter)	Common stock ( ~~W~~ 540 per share)	~~W~~	273,358

September 30, 2024 (3 rd Quarter)	Common stock ( ~~W~~ 540 per share)	~~W~~	271,860

		~~W~~	820,287

Details of dividends recognized as distributions to stockholders

(b)	Details of dividends recognized as distributions to stockholders for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Common Stock:
Total number of shares issued and outstanding		508,784,869	512,759,471	503,445,325
Par value per share in won		5,000	5,000	5,000
Dividend per share in won (*3)		865	525	540
Dividends (*1), (*2)	~~W~~	440,093	268,697	267,755

Dividend rate per share (*3)		17.3%	10.5	10.8

Preferred Stock:
Total number of shares issued and outstanding		17,482,000	—	—
Par value per share in won		5,000	—	—
Dividend per share in won		865	—	—
Dividends	~~W~~	15,122	—	—

Dividend rate per share		17.3%	—	—

Record date (*4)		2022-12-31	2024-02-23	2025-02-21

(*1)	The current dividend (plan) is expected to be approved on March 26, 2025, and has not been recognized as a distribution to owners during the period.
(*2)	The dividend applies to common shares excluding treasury shares, with 7,603,260 treasury shares acquired between the end of the reporting period and the dividend record date being excluded.
(*3)
The amount excludes
 quarterly dividends
.

When
including quarterly dividends, dividends per share are
~~W~~
2,065,
~~W~~
2,100 and
~~W~~
2,160 for the years ended December 31, 2022, 2023 and 2024, respectively, and dividend rate per share are 41.3%, 42.0% and 43.2% for the years ended December 31, 2022, 2023 and 2024, respectively.

(*4)
The Articles of Incorporation were amended through a resolution of the Board of Directors at the regular general meeting of shareholders on March 23, 2023, to allow the determination of the dividend record date by the Board’s decision. The dividend record date for the annual dividend of 2024 is February 21, 2025.

Schedule of dividends payable

(c)	The details of dividends paid by the Group related to the preferred stock issued for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Number of shares	Dividend per share (in won)	Total dividend paid	Issue price per share (in won)	Dividend rate per issue price (%)
Convertible preferred stock	17,482,000	2,065	36,101	42,900	4.81

	2023
	Number of shares	Dividend per share (in won)	Total dividend paid	Issue price per share (in won)	Dividend rate per issue price (%)
Convertible preferred stock (*)	17,482,000	525	9,178	42,900	1.22

(*)	Convertible preferred shares of 17,482,000 that were issued on May 1, 2019 have been converted into common shares at a 1:1 ratio on May 1, 2023, and dividends were paid before conversion.

Dividend for hybrid bond

(d)	Dividends for hybrid bond is calculated as follows for the years ended December 31, 2022, 2023 and 2024:

	2022		2023	2024
Amount of hybrid bond	~~W~~	4,212,700	4,014,550	4,614,550
Interest rate (%)		2.88 ~ 5.88	2.88 ~ 5.40	2.88 ~ 5.40

Dividends	~~W~~	156,277	189,672	176,945